Stock-Based Compensation and Other Benefit Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation and Other Benefit Plans

Note 14 — Stock-Based Compensation and Other Benefit Plans

On June 17, 2019, our stockholders considered and approved the 2019 Long Term Incentive Plan, or the Equity Incentive Plan, and reserved an initial 1,040,038 shares of Akerna Common Stock for issuance thereunder. In June 2020 and May 2022, our stockholders approved amendments to the Equity Incentive Plan increasing the number of shares authorized for issuance thereunder by 525,000 and 2,934,962, respectively. Subsequent to these amendments, the total number of shares authorized for issuance thereunder was 4,500,000 prior to the Reverse Stock Split. After giving effect to the Reverse Stock Split, the adjusted number of shares authorized for issuance was 225,000. As of December 31, 2022, there were 172,021 authorized shares remaining available for issuance.

The Equity Incentive Plan is administered by the compensation committee of our Board of Directors and provides for the offering of awards to employees, officers, directors and consultants in the form of restricted stock, restricted stock units, or RSUs, options, stock appreciation rights, or SARs, and other stock-based awards. Since the Mergers, we have only granted RSUs that are subject to time-based vesting and require continuous employment, typically over a period of four years from the grant date or the first day of the service period. We have not granted any restricted stock, options, SARs or other stock-based awards since the Mergers. Certain awards granted by MJF prior to the Mergers were exchanged for and became subject to restricted stock agreements, or Restricted Shares, with varying vesting terms that reflect the vesting conditions applicable to the predecessor awards at the time of the Mergers.

A summary of our unvested Restricted Shares and RSUs activity is presented in the table below:

	Restricted Shares	Restricted Stock Units	Total	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2020	3,215	38,151	41,366	$135.40
Granted	—	22,382	22,382	81.00
Vested	(1,528)	(21,385)	(22,913)	111.00
Forfeited	(67)	(4,959)	(5,026)	90.20
Unvested as of December 31, 2021	1,620	34,189	35,809	$109.40
Granted	—	14,146	14,146	13.54
Vested	(1,286)	(22,478)	(23,764)	54.06
Forfeited	—	(14,771)	(14,771)	112.41
Unvested as of December 31, 2022	334	11,086	11,420	$89.66

For the years ended December 31, 2022 and 2021, we recognized stock-based compensation expense related to the ratable amortization of the unvested Restricted Shares and RSUs of $0.9 million, and $2.0 million, respectively. During each of the same periods, we capitalized less than $0.1 million in stock-based compensation costs as software development cost. A total of $0.8 million of unrecognized costs as of December 31, 2022 related to Restricted Shares and RSUs will be ratably recognized over an estimated weighted average remaining vesting period of 1.40 years.

Employee Benefit Plan

We have a 401(k) Plan (the “401(k) Plan”) to provide retirement benefits for our employees. Employees may contribute up to a portion of their annual compensation to the 401(k) Plan, limited to a maximum annual amount as updated annually by the Internal Revenue Service. We do not offer a match of employee contributions nor any discretionary contributions.